Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S.	$ 609	$ 612		$ 1,238	$ 1,367	$ (2,614)
International				1,399	1,558	1,598
Earnings before taxes on income:			$ (1,016)	$ 2,637	$ 2,925	$ (1,016)
Tax rates:
U.S. statutory rate				21.00%	21.00%	21.00%
U.S. taxes on international income				(3.80%)	9.50%	(3.80%)
International operations				(1.60%)	(2.10%)	(14.00%)
State				3.10%	1.70%	10.20%
Change in valuation allowance				2.20%	1.40%	(2.70%)
Tax benefits on share-based compensation				(0.20%)	(0.30%)	1.00%
All other				0.10%	(0.60%)	1.80%
Effective Rate	45.80%	13.70%		20.80%	30.60%	13.50%